SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Potential dilutive securities outstanding	3,780,002	19,809,460	8,280,002	19,329,427
Warrant [Member]
Potential dilutive securities outstanding		1,800,000	1,800,000	1,800,000
Preferred Stock [Member]
Potential dilutive securities outstanding	3,780,002	7,813,336	6,480,002	7,333,336
Convertible Debt [Member]
Potential dilutive securities outstanding		10,196,124	0	10,196,091